                                                   FILED PURSUANT TO RULE 497(e)
                                                 REGISTRATION FILE NO. 333-66807


                        E*TRADE INTERNATIONAL INDEX FUND

                        Supplement dated October 12, 2004
                     to the Prospectus dated April 29, 2004

This Supplement updates certain information contained in the above-dated Prospectus.

The following replaces the second and third paragraphs under the section of the Prospectus titled "Pricing of Fund Shares" on page 12 of the Prospectus:

     Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded principally on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, then such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Board approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund's NAV is determined. The fair value of such foreign securities will be determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

     The Fund's NAV per share is computed by dividing the value of the Fund's net assets (I.E., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. Expenses are accrued daily and applied when determining the NAV.

                                    * * * * *

You may obtain a copy of the Fund's Prospectus and statement of additional information ("SAI"), as supplemented, without charge, at our website (www.etrade.com).

Information on the website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                           E*TRADE S&P 500 INDEX FUND

                        Supplement dated October 12, 2004
                     to the Prospectus dated April 29, 2004

This Supplement updates certain information contained in the above-dated Prospectus.

The following replaces the last paragraph under the section of the Prospectus titled "Pricing of Fund Shares" beginning on page 10 of the Prospectus:

     Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded principally on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, then such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Board approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund's NAV is determined. The fair value of such foreign securities will be determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

     The Fund's NAV per share is computed by dividing the value of the Fund's net assets (I.E., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. Expenses are accrued daily and applied when determining the NAV.

                                    * * * * *

You may obtain a copy of the Fund's Prospectus and statement of additional information ("SAI"), as supplemented, without charge, at our website (www.etrade.com). Information on the website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                         E*TRADE RUSSELL 2000 INDEX FUND

                        Supplement dated October 12, 2004
                     to the Prospectus dated April 29, 2004

This Supplement updates certain information contained in the above-dated Prospectus.

The following replaces the last paragraph of the section of the Prospectus titled "Pricing of Fund Shares" beginning on page 11 of the Prospectus:

     Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded principally on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, then such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Board approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund's NAV is determined. The fair value of such foreign securities will be determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

     The Fund's NAV per share is computed by dividing the value of the Fund's net assets (I.E., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. Expenses are accrued daily and applied when determining the NAV.

                                    * * * * *

You may obtain a copy of the Fund's Prospectus and statement of additional information ("SAI"), as supplemented, without charge, at our website (www.etrade.com). Information on the website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                          E*TRADE TECHNOLOGY INDEX FUND

                        Supplement dated October 12, 2004
                     to the Prospectus dated April 29, 2004

This Supplement updates certain information contained in the above-dated Prospectus.

The following replaces the last paragraph of the section of the Prospectus titled "Pricing of Fund Shares" beginning on page 12 of the Prospectus:

     Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded principally on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, then such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Board approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund's NAV is determined. The fair value of such foreign securities will be determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

     The Fund's NAV per share is computed by dividing the value of the Fund's net assets (I.E., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. Expenses are accrued daily and applied when determining the NAV.

                                    * * * * *

You may obtain a copy of the Fund's Prospectus and statement of additional information ("SAI"), as supplemented, without charge, at our website (www.etrade.com). Information on the website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                                  E*TRADE FUNDS

                        E*TRADE INTERNATIONAL INDEX FUND
                         E*TRADE RUSSELL 2000 INDEX FUND
                           E*TRADE S&P 500 INDEX FUND
                          E*TRADE TECHNOLOGY INDEX FUND

                        Supplement dated October 12, 2004
         to the Statement of Additional Information dated April 29, 2004

This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI").

I.       LIQUIDATION OF E*TRADE BOND FUND

On May 18, 2004, the Board of Trustees ("Board") of E*TRADE Funds approved a Plan of Liquidation for the E*TRADE Bond Fund ("Fund") whereby the Fund would liquidate its assets and make a final distribution to its shareholders. The date of liquidation of the Fund was June 25, 2004. As a result, the Fund is no longer offered for sale and all references to the Fund in this SAI are hereby deleted.

II.      CHANGE OF OFFICER FOR THE E*TRADE FUNDS

Effective May 31, 2004, Dennis Webb was appointed President of the E*TRADE Funds by the Board. The following replaces the entries for Liat Rorer in the table under the section titled "Trustees and Officers" beginning on page 31 of the
SAI:

Dennis Webb            Since May 31, 2004   Dennis Webb is responsible              None
Age: 39                                     for the integration,
President                                   development and management
                                            of E*TRADE FINANCIAL's Capital
                                            Markets group, which includes
                                            portfolio management for E*TRADE
                                            Bank, secondary marketing for
                                            E*TRADE Mortgage, funds management
                                            for a portion of E*TRADE mutual
                                            funds, and the CDO business. E*TRADE
                                            Bank has approximately $22

                                            billion in assets.

                                            Prior to his appointment to
                                            Executive Vice President, Mr. Webb
                                            was the Chief Executive Officer of
                                            E*TRADE Global Asset Management
                                            (ETGAM). Mr. Webb has also been
                                            Chairman of E*TRADE Bank's Asset and
                                            Liability Committee (ALCO) and was
                                            responsible for the Bank's $15
                                            billion derivative portfolio until
                                            he joined ETGAM in June 2001.

                                            Mr. Webb has nearly 18 years
                                            experience in banking and portfolio
                                            management. Prior to joining E*TRADE
                                            in 2000, he was the Senior Vice
                                            President of Asset/Liability
                                            Management of Allfirst Bank, an $18
                                            billion regional bank based in
                                            Baltimore, Maryland.

III.     "PRICING OF FUND SHARES AND FUND ASSETS"

The following replaces the first two sentences of the third paragraph under the section titled "Shareholder Information - Pricing of Fund Shares and Fund Assets" beginning on page 51 of the SAI:

     The Funds' investments in debt securities which mature in more than 60 days are valued on the basis of market quotations. The Funds' investments in short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market values, based on fair valuation procedures approved by the Board.

In addition, the following replaces the last paragraph under the section titled "Shareholder Information - Pricing of Fund Shares and Fund Assets" beginning on page 51 of the SAI:

     Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded principally on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, then such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Fund ("Board"). In this regard, effective July 14, 2004, the Board approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund's NAV is determined. The fair value of such foreign securities will be determined by the Fund (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchange.

                                    * * * * *

You may obtain a copy of each Fund's Prospectus and the SAI, as supplemented, without charge, at our website (www.etrade.com). Information on the website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                            E*TRADE MONEY MARKET FUND
                                  PREMIER CLASS

                        Supplement dated October 12, 2004
                    to the Prospectus dated November 7, 2003

This Supplement updates certain information contained in the above-dated Prospectus.

The following disclosure replaces the first paragraph under the section titled "Fund Management - Expense Limitation Agreement" on page 10 of the Prospectus:

     In the interest of limiting expenses of the Premier Class, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least December 31, 2005. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses attributable to the Premier Class so that the total operating expenses of the Premier Class (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.45% of the Fund's daily net assets attributable to the Premier Class.

                                    * * * * *

You may obtain a copy of the Fund's Prospectus and statement of additional information ("SAI"), as supplemented, without charge, at our website (www.etrade.com). Information on the website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                       E*TRADE MUNICIPAL MONEY MARKET FUND
                                  PREMIER CLASS

                        Supplement dated October 12, 2004
                    to the Prospectus dated November 21, 2003

This Supplement updates certain information contained in the above-dated Prospectus.

The following disclosure replaces the first paragraph under the section titled "Fund Management - Expense Limitation Agreement" beginning on page 9 of this
Prospectus:

     In the interest of limiting expenses of the Premier Class, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least December 31, 2005. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses attributable to the Premier Class so that the total operating expenses of the Premier Class (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.45% of the Fund's daily net assets attributable to the Premier Class.

                                    * * * * *

You may obtain a copy of the Fund's Prospectus and statement of additional information ("SAI"), as supplemented, without charge, at our website (www.etrade.com). Information on the website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                                  E*TRADE FUNDS

                            E*TRADE MONEY MARKET FUND
                                  PREMIER CLASS

                        Supplement dated October 12, 2004
        to the Statement of Additional Information dated November 7, 2003

I.       CHANGE OF OFFICER FOR THE E*TRADE FUNDS

Effective May 31, 2004, Dennis Webb was appointed Acting President of the E*TRADE Funds by the Board. The following replaces the entries for Liat Rorer in the table under the section titled "Trustees and Officers" beginning on page 14 of the SAI:

Dennis Webb            Since May 31, 2004   Dennis Webb is responsible              None
Age:  39                                    for the integration, development
President                                   and management of E*TRADE
                                            FINANCIAL's Capital Markets group,
                                            which includes portfolio management
                                            for E*TRADE Bank, secondary
                                            marketing for E*TRADE Mortgage,
                                            funds management for a portion of
                                            E*TRADE mutual funds, and the CDO
                                            business. E*TRADE Bank has
                                            approximately $22 billion in assets.

                                            Prior to his appointment to
                                            Executive Vice President, Mr. Webb
                                            was the Chief Executive Officer of
                                            E*TRADE Global Asset Management
                                            (ETGAM). Mr. Webb has also been
                                            Chairman of E*TRADE Bank's Asset and
                                            Liability Committee (ALCO) and was
                                            responsible for the Bank's $15
                                            billion derivative portfolio until
                                            he joined ETGAM in June 2001.

                                            Mr. Webb has nearly 18 years
                                            experience in banking and portfolio

                                            management. Prior to joining E*TRADE
                                            in 2000, he was the Senior Vice
                                            President of Asset/Liability
                                            Management of Allfirst Bank, an $18
                                            billion regional bank based in
                                            Baltimore, Maryland.

II.      "INVESTMENT ADVISORY AND OTHER SERVICES"

The following disclosure replaces the first paragraph under the section titled "Fund Management -- Expense Limitation Agreement" beginning on page 21 of this
SAI:

     In the interest of limiting expenses of the Premier Class of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least December 31, 2005. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and assume other expenses attributable to the Premier Class so that the total operating expenses of the Premier Class (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of a Fund's business) are limited on an annual basis to.0.45% of the average daily net assets attributable to the Premier Class.

You may obtain a copy of the Fund's Prospectus and the SAI, as supplemented, without charge, at our website (www.etrade.com). Information on the website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                                  E*TRADE FUNDS

                            E*TRADE MONEY MARKET FUND
                      E*TRADE GOVERNMENT MONEY MARKET FUND
                       E*TRADE MUNICIPAL MONEY MARKET FUND
                 E*TRADE CALIFORNIA MUNICIPAL MONEY MARKET FUND
                  E*TRADE NEW YORK MUNICIPAL MONEY MARKET FUND

                                   SWEEP CLASS

                        Supplement dated October 12, 2004
                    to the Prospectus dated November 21, 2003

I.       "FEES AND EXPENSES"

The following replaces the section of the Prospectus titled "Fees and Expenses" beginning on page 10 of the Prospectus in its entirety:

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                                                   CALIFORNIA        NEW YORK
                                              GOVERNMENT         MUNICIPAL         MUNICIPAL         MUNICIPAL
                             MONEY            MONEY              MONEY             MONEY             MONEY
                             MARKET           MARKET             MARKET            MARKET            MARKET
                             FUND             FUND               FUND              FUND              FUND
                             ---------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)

Sales Charge Imposed on      None             None               None              None              None
Purchases and Reinvested
Distributions

Deferred Sales Charge        None             None               None              None              None

Redemption Fee               None             None               None              None              None

ANNUAL FUND
OPERATING
EXPENSES
(EXPENSES DEDUCTED
FROM FUND ASSETS)
Management Fees              0.12%            0.12%              0.12%             0.12%             0.12%

Distribution
(12b-1) Fees*                0.45%            0.45%              0.40%             0.40%             0.40%

Other Expenses+              0.48%            0.49%              0.49%             0.48%             0.54%
                             ----             ----               ----              ----              ----

Total Annual Fund
Operating
Expenses+                    1.05%            1.06%              1.01%             1.00%             1.06%

Fee Waiver and/or
Expense
Reimbursement**,+            0.00%           (0.01)%            (0.07)%           (0.15)%           (0.16)%
                             -----            -----              -----             -----             -----
Net Expenses+                1.05%            1.05%              0.94%             0.85%             0.90%

* The Distribution (Rule 12b-1) Fees reflect a contractual limitation between each Fund and E*TRADE Securities, under which E*TRADE Securities has agreed to limit its Rule 12b-1 fees under each Fund's Distribution Plan through at least August 31, 2005 to the annual rate set forth in the table above. Under each Fund's Distribution Plan, each Fund is permitted to pay E*TRADE Securities an annual distribution fee of up to 0.75% of the average daily net assets of each Fund. There is no guarantee that the Rule 12b-1 fee limitation will continue after that date or will continue at the level specified in the table above.

***The Fee Waiver and/or Expense Reimbursement reflects contractual arrangements between ETAM and each Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least December 31, 2005. As described in the section of this Prospectus titled "Fund Management -- Expense Limitation Agreement," each Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, each Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing each Fund's total annual expense ratio to exceed: 1.05% for the Money Market Fund and the Government Money Market Fund; 0.94% for the Municipal Money Market Fund; 0.85% for the California Municipal Money Market Fund; and 0.90% for the New York Municipal Money Market Fund, respectively.

+ Other Expenses, Fee Waiver and/or Expense Reimbursement and Net Expenses for the Money Market Fund have been restated to reflect E*TRADE Securities contractual agreement to lower the rate of Rule 12b-1 fees paid by the Fund through August 31, 2005 from the rate in effect prior to August 25, 2004. As a result, Other Expenses, Fee Waiver and Expense Reimbursement and Net Expenses are expected to be lower than the amounts incurred during the fiscal period ended September 30, 2003.

Through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances are used to reduce Fund expenses for the Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund.

The Funds do not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees.

E*TRADE Securities' accountholders may be subject to account maintenance, telephone transaction, low balance, wire transfer, and other customer service fees that may change from time to time and are payable to E*TRADE Securities under your E*TRADE Securities' account agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YR*   3 YRS*   5 YRS*   10 YRS*
                                         -----   ------   ------   -------
Money Market Fund                         109     341      591     $ 1,318
Government Money Market Fund              109     343      595       1,329
Municipal Money Market Fund               98      321      562       1,264
California Municipal Money Market Fund    89      309      548       1,244
New York Municipal Money Market Fund      94      328      580       1,315

         * The cost under the one year estimate reflects a contractual agreement between each Fund and E*TRADE Securities, under which E*TRADE Securities has agreed to limit its Rule 12b-1 fees under the Distribution Plan of each Fund through at least August 31, 2005, and an expense limitation agreement between ETAM and each Fund to limit "Other Expenses" attributable to each Fund in the fee table on an annualized basis through at least December 31, 2005. The costs under the 3, 5 and 10 year estimates, however, reflect these contractual limits for the first year of the three, five, and ten year periods. As long as both agreements are in effect, your costs are expected to be lower than the amounts shown above under the 3, 5 and 10 year examples.

II.      "FUND MANAGEMENT"

The following disclosure replaces the text under the section titled "Fund Management - Distribution Plan and Distribution Agreement" on page 29 of this
Prospectus:

         Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") and pursuant to the Plan, entered into an Underwriting Agreement with E*TRADE Securities. E*TRADE Securities is a wholly-owned subsidiary of E*TRADE FINANCIAL and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of shares of the Funds. Under the Plan, each Fund is permitted to pay to E*TRADE Securities an annual distribution fee of up to 0.75% of the average daily net assets of each Fund as payment for services rendered in connection with the distribution and marketing of the shares of the Funds. However, under the Underwriting Agreement, payments to E*TRADE Securities for activities pursuant to the Plan are limited through at least August 31, 2005 for each Fund to an annual rate equal to 0.45% of the average daily net assets of the Money Market Fund, 0.45% of the average daily net assets of the Government Money Market Fund and 0.40% of the average daily net assets of the Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund, respectively. Because these fees are paid out of each Fund's assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

The following disclosure replaces the first paragraph under the section titled "Fund Management - Expense Limitation Agreement" beginning on page 29 of this
Prospectus:

     In the interest of limiting expenses of each Fund, ETAM has entered into an expense limitation agreement with each Fund ("Expense Limitation Agreement") through at least December 31, 2005. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Funds (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles and generally accepted in the United States of America and other extraordinary expenses not incurred in the ordinary course of each Fund's business) are limited on an annual basis to: 1.05% of the average daily net assets of the Money Market Fund and the Government Money Market Fund; 0.94% of the average daily net assets of the Municipal Money Market Fund; 0.85% of the average daily net assets of the California Municipal Money Market Fund; and 0.90% of the New York Municipal Money Market Fund, respectively.

You may obtain a copy of each Fund's Prospectus and the SAI, as supplemented, without charge, at our website (www.etrade.com). Information on the website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                                  E*TRADE FUNDS

                            E*TRADE MONEY MARKET FUND
                      E*TRADE GOVERNMENT MONEY MARKET FUND
                       E*TRADE MUNICIPAL MONEY MARKET FUND
                 E*TRADE CALIFORNIA MUNICIPAL MONEY MARKET FUND
                  E*TRADE NEW YORK MUNICIPAL MONEY MARKET FUND

                        Supplement dated October 12, 2004
       to the Statement of Additional Information dated November 21, 2003

I.       CHANGE OF OFFICER FOR THE E*TRADE FUNDS

Effective May 31, 2004, Dennis Webb was appointed Acting President of the E*TRADE Funds by the Board of Trustees of the E*TRADE Funds. The following replaces the entries for Liat Rorer in the table under the section titled "Trustees and Officers" beginning on page 47 of the SAI:

Dennis Webb            Since May 31, 2004   Dennis Webb is responsible for the     None
Age: 39                                     integration, development and
President                                   management of E*TRADE FINANCIAL's
                                            Capital Markets group, which
                                            includes portfolio management for
                                            E*TRADE Bank, secondary marketing
                                            for E*TRADE Mortgage, funds
                                            management for a portion of E*TRADE
                                            mutual funds, and the CDO business.
                                            E*TRADE Bank has approximately $22
                                            billion in assets.

                                            Prior to his appointment to
                                            Executive Vice President, Mr. Webb
                                            was the Chief Executive Officer of
                                            E*TRADE Global Asset Management
                                            (ETGAM). Mr. Webb has also been
                                            Chairman of E*TRADE Bank's Asset and
                                            Liability Committee (ALCO) and was
                                            responsible for the Bank's $15
                                            billion derivative portfolio until
                                            he joined ETGAM in June 2001.

                                            Mr. Webb has nearly 18 years
                                            experience in banking and portfolio
                                            management. Prior to joining E*TRADE
                                            in 2000, he was the Senior Vice
                                            President of Asset/Liability
                                            Management of Allfirst Bank, an $18
                                            billion regional bank based in
                                            Baltimore, Maryland.

II.      "INVESTMENT ADVISORY AND OTHER SERVICES"

The following disclosure replaces the first paragraph under the section titled "Fund Management - Expense Limitation Agreement" beginning on page 56 of this
SAI:

     In the interest of limiting expenses of each Fund or Class, ETAM has entered into an expense limitation agreement with each Fund ("Expense Limitation Agreement") through at least December 31, 2005 for each Fund or Class. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of each Fund or Class (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of a Fund's business) are limited on an annual basis to: 1.05% of the average daily net assets of the Money Market Fund and the Government Money Market Fund, respectively; 0.94% of the average daily net assets of the Municipal Money Market Fund attributable to the Sweep Class and 0.45% of the average daily net assets attributable to the Premier Class; 0.85% of the average daily net assets of the California Municipal Money Market Fund; and 0.90% of the average daily net assets of the New York Municipal Money Market Fund respectively.

The following disclosure replaces the first paragraph under the section titled "Fund Management - Distribution Plan and Distribution Agreement" beginning on page 57 of this SAI:

     Each Sweep Class of the Funds has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into the Underwriting Agreement with E*TRADE Securities. The Plan permits the use of the Sweep Class' assets to help finance the distribution of shares of the Sweep Classes. Under the Plan, the Trust, on behalf of the Sweep Classes, is permitted to pay to various service providers, including in particular, E*TRADE Securities, up to 0.75% of the average daily net assets of each Sweep Class as payment for services rendered in connection with the distribution of the shares of the Sweep Classes. However, under the Underwriting Agreement, payments to E*TRADE Securities for activities pursuant to the Plan are limited through at least August 31, 2005 for each Sweep Class to payments at an annual rate equal to: 0.45% of the average daily net assets of the Sweep Class of the Money Market Fund and the Government Money Market Fund and 0.40% of the average daily net assets of the Sweep Class of the Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund, respectively. Because these fees are paid out of Sweep Class assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

You may obtain a copy of each Fund's Prospectus and the SAI, as supplemented, without charge, at our website (www.etrade.com). Information on the website is not incorporated by reference into the Prospectus or SAI unless specifically noted.